SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2016 USD ($) shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Number of Wholly Owned Subsidiaries		2		2
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		10 years		10 years
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares) | shares		10,000		132,248
Stock Issued During Period, Value, Share-based Compensation, Gross		$ 12,800		$ 238,000
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares	15,846				19,750
Stock Issued During Period, Value, Issued for Services	$ 30,000			286,575	$ 197,500
Share-based Compensation		224,300	$ 0	286,575	197,500
Advertising Expense				15,427	18,971
Accounts Payable and Accrued Liabilities, Current	$ 390,530	$ 0		$ 390,530	$ 12,315
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares) | shares				75,000	0
Shares Issued for Services #1 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares		17,646		6,466
Stock Issued During Period, Value, Issued for Services		$ 30,000		$ 14,955
Shares Issued for Services #2 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares		50,000		2,000
Stock Issued During Period, Value, Issued for Services		$ 82,500		$ 3,620
Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life				3 years
Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life				15 years
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage				95.00%	95.00%
Customer 1 [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage				72.00%
Customer 2 [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage				23.00%
Director [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares) | shares		60,000
Stock Issued During Period, Value, Share-based Compensation, Gross		$ 99,000
Stock Issued During Period, Value, Issued for Services		$ 82,500
2016 Services [Member] | Director [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares) | shares		10,000
2017 Services [Member] | Director [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares) | shares		10,000